Trade and Other Receivables - Schedule of Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Gross trade receivables	$ 1,285.1	$ 1,018.8
1-30
Trade and other receivables [line items]
Gross trade receivables	655.9	503.8
31-60
Trade and other receivables [line items]
Gross trade receivables	380.6	309.0
61-90
Trade and other receivables [line items]
Gross trade receivables	118.3	92.1
91-120
Trade and other receivables [line items]
Gross trade receivables	36.1	31.7
121+
Trade and other receivables [line items]
Gross trade receivables	$ 94.2	$ 82.2